Note 7 - Pilot Plant (Details Textual)	12 Months Ended
Jun. 30, 2021 CAD ($)
Statement Line Items [Line Items]
Useful life measure as period o time, pilot plant (Year)	2 years
Pilot plant, estimated salvage value	$ 620,000